RELATED PARTY TRANSACTIONS (Details Textual) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015
Disclosure of related party transactions [Line Items]
Cash and cash equivalents	$ 18,730,810	$ 18,165,644	$ 20,460,245		$ 18,805,577
Other Assets	3,234,181	2,479,037
Deposits from customers	142,128,471	131,959,215
Debt instruments issued	20,287,233	19,648,714
Other Liabilities	$ 6,768,253	5,796,482
Stockholders [Member]
Disclosure of related party transactions [Line Items]
Description of ownership interest percentage	20.00%
Board of Directors and Senior Management [Member]
Disclosure of related party transactions [Line Items]
Description of ownership interest percentage	10.00%
Assorciates and joint ventures [Member]
Disclosure of related party transactions [Line Items]
Description of ownership interest percentage	20.00%
Assorciates and joint ventures [Member] | Top of range [member]
Disclosure of related party transactions [Line Items]
Description of ownership interest percentage	50.00%
Board of Directors [Member]
Disclosure of related party transactions [Line Items]
Key management personnel compensation	$ 1,145	1,109	1,001
Senior Managment [Member]
Disclosure of related party transactions [Line Items]
Key management personnel compensation, short-term employee benefits	17,245	14,320	12,956
Key management personnel compensation, other long-term employee benefits	427	922	589
Other related parties [member]
Disclosure of related party transactions [Line Items]
Key management personnel compensation, post-employment benefits	$ 590	$ 460	$ 13,994
Parent [Member]
Disclosure of related party transactions [Line Items]
Portfolio loans and financial leasing contracts				$ 15,186,102
Cash and cash equivalents				295,852
Other Assets				1,097,058
Deposits from customers				8,944,845
Debt instruments issued				2,387,940
Other Liabilities				$ 3,117,115